Supplementary Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries	Composition of non-controlling interest in material partially-owned subsidiaries:
	December 31,
	2024	2023
Matrix and its subsidiaries	$182,340	$176,092
Sapiens and its subsidiaries	357,954	341,124
Magic Software and its subsidiaries	167,286	162,395
Other	2,427	2,812
	$710,007	$682,423

Schedule of Revenue by Products and Services	Revenue by products and services was as follows:
	Year ended December 31,
	2024	2023	2022

Proprietary software and related services	$724,900	$693,426	$659,470
Other products and third party	534,869	503,327	494,344
Services	1,497,742	1,424,150	1,418,543
	$2,757,511	$2,620,903	$2,572,357

Schedule of Revenue by Timing of Revenue Recognition	Revenue by timing of revenue recognition was as follows:
	Year ended December 31,
	2024	2023	2022

Products and services transferred over time	$2,374,197	$2,246,470	$2,251,416
Products transferred at a point in time	383,314	374,433	320,941
	$2,757,511	$2,620,903	$2,572,357

Schedule of Selling, Marketing, General and Administrative Expenses	Selling, marketing, general and administrative expenses:
	Year ended December 31,
	2024	2023	2022
Wages and related expenses	$224,456	$223,351	$214,118
Depreciation and amortization	53,194	51,632	49,556
Subcontractors	9,172	11,271	11,701
Advertising	16,059	16,959	19,412
Maintenance and other expenses	32,270	23,162	23,169
Total Selling, marketing, general and administrative expenses	$335,151	$326,375	$317,956

Schedule of Financial Income and Expenses	The following table provides detailed breakdown of the Group’s financial income and expenses:
	Year ended December 31,
	2024	2023	2022
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$356	$775	$1,081
Interest expenses on loans and borrowings	17,865	18,540	9,837
Financial costs related to Debentures	3,552	3,928	3,775
Interest expenses attributed to IFRS 16	6,505	7,195	4,822
Derivatives loss	-	2,991	1,193
Bank charges, negative foreign exchange differences and other financial expenses	9,785	8,705	6,508
	$38,063	$42,134	$27,216

	Year ended December 31,
	2024	2023	2022
Financial income:
PPP loan forgiveness	$-	$-	$1,465
Interest income from deposits, positive foreign exchange differences and other financial income	15,920	13,800	5,821
	15,920	13,800	7,286

Financial expenses, net	$22,143	$28,334	$19,930

Schedule of Property and Equipment Located	The Group’s property, plant and equipment is located as follows:
	December 31,
	2024	2023

Israel	$44,361	$44,145
United States	2,992	4,369
Europe	924	1,102
Japan	129	144
Other	3,389	3,171

Total	$51,795	$52,931

Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers)

The Group’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2024	2023	2022
Israel	$1,745,132	$1,600,763	$1,571,035
International:
United States	612,196	644,918	680,325
Europe	336,285	315,081	262,303
Africa	26,935	26,035	26,692
Japan	13,678	11,881	11,333
Other (mainly Asia pacific)	23,285	22,225	20,669
Total	$2,757,511	$2,620,903	$2,572,357

See Note 2(11) regarding the transaction prices allocated to performance obligation.

Schedule of Computation of Basic and Diluted Net Earnings Per Share

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2024	2023	2022

Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$79,670	$64,014	$81,393
Diluted earnings per share – net income attributable to equity holders of the Company	$79,527	$63,878	$80,794
Denominator:
Basic earnings per share – weighted average shares outstanding	15,305	15,301	15,296
Effect of dilutive securities	332	197	207

Diluted earnings per share – adjusted weighted average shares outstanding	15,637	15,498	15,503

Basic net earnings per share	5.22	4.19	5.31

Diluted net earnings per share	5.09	4.12	5.21